                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
                     Supplement dated June 2, 2004 to the
                     Prospectus dated August 22, 2003 and
              Superceding the Supplement dated November 6, 2003

The Prospectus is changed as follows:

1. The  following  paragraph  replaces  the  paragraph  captioned:  "Portfolio
Managers." on page 11 of the prospectus:

Portfolio Managers. The portfolio manager of the Trust is the person principally responsible for the day-to-day management of the Trust's portfolio.  The portfolio manager of the Trust is John C. Bonnell.  Mr.
      Bonnell has had this responsibility since May 2004.  Mr. Bonnell is a
      Vice President of the Manager, and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager, he had been a portfolio manager at Strong Financial Corporation (1999-2004).

June 2, 2004                                          PS0780.009

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
                Supplement dated November 6, 2003 to the
       Statement of Additional Information dated August 22, 2003

The Statement of Additional Information is changed as follows:

1.    The first sentence in the fourth paragraph in the section titled
      "Trustees and Officers of the Fund." On page 32 is deleted and replaced as follows:

      Messrs. Murphy, Molleur, Vottiero, Wixted and Zack, and Mses.
      Bechtolt, Feld, Ives and Wolf respectively hold the same offices with one or more of the other Board II Funds as with the Fund.

2.    The first paragraph on page 37 is deleted and replaced as
      follows:

      The address of the Officers in the chart below is as follows: for
      Messrs. Molleur and Zack and Ms. Feld, Two World Financial
      Center, 225 Liberty Street - 11th Floor, New York, NY 10080, for
      Messrs. Vottiero and Wixted and Mses. Bechtolt, Ives and Wolf,
      6803 S. Tucson Way, Centennial, CO 80112-3924.

3.    The biography of Michael A. Carbuto on Page 38 is deleted and the biography of Carol E. Wolf is added:

       ----------------------------------------------------------------------------
       Carol E. Wolf,        Senior Vice President (since June 2000) of
       Vice President and    OppenheimerFunds, Inc.; an officer of 9 portfolios
       Portfolio Manager     in the OppenheimerFunds complex; formerly Vice
       since 2003            President of OppenheimerFunds, Inc. (June 1990 -
       Age:  51              June 2000).
       ----------------------------------------------------------------------------

November 6, 2003                                                PX0780.005